Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense And Other Assets Current

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Amounts due from third party payment platforms	27,870,659	34,871,258
Interest receivables	4,044,643	2,446,628
Others	3,514,686	4,341,340
Prepayments and other current assets	35,429,988	41,659,226